Document and Entity Information	Aug. 06, 2024
Cover [Abstract]
Entity Registrant Name	DEVON ENERGY CORP/DE
Entity Incorporation State Country Code	DE
Entity Address, State or Province	OK
Amendment Flag	false
Entity Central Index Key	0001090012
Document Type	8-K
Document Period End Date	Aug. 06, 2024
Entity File Number	001-32318
Entity Tax Identification Number	73-1567067
Entity Address, Address Line One	333 W. SHERIDAN AVE.
Entity Address, City or Town	OKLAHOMA CITY
Entity Address, Postal Zip Code	73102-5015
City Area Code	(405)
Local Phone Number	235-3611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	DVN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false